Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature
Schedule of expenses

7. Expenses by nature

EURm	2022	2021	2020
Personnel expenses	7 903	7 541	7 310
Cost of material	8 481	6 320	6 016
Project subcontracting and other customer contract expenses	3 156	4 225	4 887
Depreciation and amortization	1 140	1 095	1 132
IT services	376	230	343
Impairment charges	90	39	241
Other	1 545	1 037	1 164
Total operating expenses	22 691	20 487	21 093

Operating expenses include government grant income and R&D tax credits of EUR 146 million (EUR 111 million in 2021 and EUR 98 million in 2020) most of which have been recognized in the consolidated income statement as a deduction against research and development expenses.

Restructuring charges by function(1):
EURm	2022	2021	2020
Cost of sales	85	133	245
Research and development expenses	37	73	189
Selling, general and administrative expenses	46	78	67
Total restructuring charges	168	284	501
(1)Restructuring charges include defined benefit plan curtailment income and expenses.